Segment reporting	12 Months Ended
Dec. 31, 2025
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory
Note 2a
Segment reporting
UBS’s businesses are
organized globally into five
business divisions: Global Wealth
Management, Personal & Corporate
Banking, Asset Management,
the Investment Bank,
and Non-core
and Legacy.
All five business
divisions are supported
by the
Group functions
and qualify
as reportable
segments for
the purpose
of segment
reporting. Together
with the
Group functions,
the five business divisions reflect the management structure of the Group.
–
Global Wealth
Management
provides financial
services, advice
and solutions
to private
wealth clients,
as well
as
select institutional clients. Its offering ranges from investment management to estate planning and corporate finance advice, in addition to specific wealth management and banking products and services.
–
Personal
&
Corporate
Banking
provides
an
extensive
range
of
financial
products
and
services,
from
banking
to
retirement,
financing,
investments
and
strategic
transactions,
to
private,
corporate
and
institutional
clients,
in
Switzerland, through its branch network and digital channels.
–
Asset
Management
is
a
global,
large-scale
and
diversified
asset
manager,
offering
investment
capabilities
and
strategies
across
all
major
traditional
and
alternative
asset
classes
and
investing
styles
to
institutions,
wholesale
intermediaries and Global Wealth Management clients.
– The Investment Bank
provides services to institutional,
corporate, financial sponsor and
Global Wealth Management
clients, helping them raise
capital, invest and manage
risks. Its offering includes
equities, foreign exchange, precious
metals, research, advisory and capital markets, complemented by a focused rates and credit platform.
– Non-core and Legacy
incorporates selected assets and
liabilities originating from the former
Credit Suisse businesses
not aligned with
UBS’s long-term strategic priorities
or risk appetite,
including associated financial and
non-financial
assets, operating expenses, and funding costs. A small part of the division is made up of positions from UBS’s former
Non-core and Legacy Portfolio and some other legacy UBS assets and liabilities that were assessed as non-strategic in the context of the acquisition of the Credit Suisse Group.
–
The Group functions are support
and control functions that provide
services to the Group. Virtually
all costs incurred
by the Group functions are allocated to the
business divisions, leaving a residual amount referred to as
Group Items
in the segment reporting.
Group functions include the
following major areas: Group
Services (which consists of
Group
Technology,
Group
Compliance
and
Operational
Risk
Control,
Group
Finance,
Group
Risk
Control,
Group
Human
Resources and
Corporate Services,
Group Corporate
Communications and
Group Brand
& Marketing,
Group Legal,
the Group Integration Office, Group Sustainability and Impact, and the Chief Strategy Office) and Group Treasury.
Financial information about the five business divisions and
Group Items is presented separately in internal
management
reports to the
Group Executive Board
(the GEB), which
is considered the
“chief operating decision-maker” pursuant
to
IFRS 8,
Operating Segments
.
UBS’s
internal
accounting
policies,
which
include
management
accounting
policies
and
service
level
agreements,
determine
the
revenues
and
expenses
directly
attributable
to
each
reportable
segment.
Transactions
between
the
reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable
segments.
Revenue-sharing
agreements
are
used
to
allocate
external
client
revenues
to
reportable
segments
where
several
reportable
segments
are
involved
in
the
value
creation
chain.
Total
intersegment
revenues
for
the
Group
are
immaterial, as the majority of the revenues are allocated across the segments by means of revenue-sharing agreements.
Interest
income
earned
from
managing
UBS’s
consolidated
equity
is
allocated
to
the
reportable
segments
based
on
average attributed equity
and currency composition.
Assets and liabilities of
the reportable segments
are funded through
and invested with Group functions, and the net interest margin is reflected in the results of each reportable segment.
Segment
assets
are
based
on
a
third-party
view
and
do
not
include
intercompany
balances.
This
view
is
in
line
with
internal
reporting
to
the
GEB.
If
one
operating
segment
is
involved
in
an
external
transaction together
with
another
operating segment
or Group
function, additional criteria
are considered to
determine the segment
that will
report the
associated
assets.
This
will
include
a
consideration
of
which
segment’s
business
needs
are
being
addressed
by
the
transaction
and
which
segment
is
providing
the
funding
and
/
or
resources.
Allocation
of
liabilities
follows
the
same
principles.
Non-current assets
disclosed for
segment reporting
purposes represent
assets that
are expected
to be
recovered more
than
12
months
after
the
reporting
date,
excluding
financial
instruments,
deferred
tax
assets
and
post-employment
benefits.
Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy Group Items UBS
For the year ended 31 December 2025
Net interest income 7,018 5,322 (69) (2,938) (72) (1,514) 7,747
Non-interest income 18,941 3,832 3,224 15,278 226 325 41,826
Total revenues 25,960 9,154 3,156 12,340 154 (1,190) 49,573
Credit loss expense / (release) 48 339 1 133 (1) 2 524
Operating expenses 20,705 6,318 2,436 9,387 1,353 (2) 40,197
Operating profit / (loss) before tax 5,207 2,497 719 2,819 (1,199) (1,190) 8,853
Tax expense / (benefit) 1,056
Net profit / (loss) 7,797
Additional information
Total assets 578,394 479,956 27,357 488,964 25,376 17,380 1,617,427
Additions to non-current assets 1,169 485 159 971 16 0 2,800
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy Group Items UBS
For the year ended 31 December 2024
Net interest income 7,358 5,650 (63) (3,597) 126 (2,365) 7,108
Non-interest income 17,158 3,684 3,246 14,544 1,480 1,391 41,503
Total revenues 24,516 9,334 3,182 10,948 1,605 (975) 48,611
Credit loss expense / (release) (16) 404 (1) 97 69 (2) 551
Operating expenses 20,608 5,741 2,663 8,934 3,512 (220) 41,239
Operating profit / (loss) before tax 3,924 3,189 520 1,917 (1,976) (752) 6,821
Tax expense / (benefit) 1,675
Net profit / (loss) 5,146
Additional information
Total assets 559,601 447,068 22,702 453,422 68,260 13,975 1,565,028
Additions to non-current assets 889 361 100 768 88 0 2,206
USD m
Global
Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy Group Items
Negative
goodwill UBS
For the year ended 31 December 2023
Net interest income 7,082 4,878 (40) (2,915) 437 (2,144) 7,297
Non-interest income 14,474 2,810 2,726 11,619 260 1,648 33,536
Total revenues 21,556 7,687 2,686 8,703 697 (495) 40,834
Negative goodwill 27,264 27,264
Credit loss expense / (release) 166 482 0 190 193 6 1,037
Operating expenses 17,945 4,394 2,353 8,585 5,091 438 38,806
Operating profit / (loss) before tax 3,445 2,811 332 (72) (4,587) (938) 27,264 28,255
Tax expense / (benefit) 873
Net profit / (loss) 27,382
Additional information
Total assets 567,648 483,794 21,804 428,269 201,131 14,277 1,716,924
Additions to non-current assets 2,584 3,279 709 530 3,062 550 10,714
The operating
regions shown
in the
table below
correspond to
the regional
management structure
of the
Group. The
allocation of total revenues to these regions reflects, and is consistent with, the basis on which the business is managed and its performance
is evaluated. These
allocations involve assumptions and
judgments that management
considers to
be reasonable and may
be refined to reflect
changes in estimates or
management structure. The main principles
of the
allocation
methodology
are
that
client
revenues
are
attributed
to
the
domicile
of
the
given
client,
and
trading
and
portfolio
management
revenues
are
attributed
to
the
country
where
the
risk
is
managed.
This
revenue
attribution
is
consistent with the mandate of the regional Presidents. Certain revenues, such as those related to Non-core and Legacy and Group Items, are included in the Global
line.
The
geographical
analysis
of
non-current
assets
is
based
on
the
location
of
the
entity
in
which
the
given
assets
are
recorded.
For 2023, the allocation of
total revenues by geographical region
for Credit Suisse is not
available on the same allocation
basis as for the UBS Group and the cost to develop this information would have been excessive. Therefore, as permitted under
IFRS
8,
the
respective
information
is
not
disclosed.
UBS AG
and
Credit
Suisse AG
disclosed
total
revenues
by
geographical region in their 2023 annual reports according to their respective allocation methodologies.
›
Refer to “UBS AG consolidated financial information” in the “Consolidated financial statements” section of the UBS AG
Annual
Report 2023 for more information on total revenues by geographical region for UBS AG
›
Refer to the Credit Suisse AG consolidated financial statements 2023, available at https://www.ubs.com/global/en/investor-
relations/complementary-financial-information/disclosure-legal-entities/credit
-suisse-ag-consolidated.html
, for more information
on total revenues by geographical region for Credit Suisse AG
Segment reporting by geographic location
For the year ended 31 December 2025
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
17.6 36 8.5 34
Asia Pacific 8.0 16 1.3 5
EMEA (excluding Switzerland) 8.5 17 3.2 12
Switzerland 15.8 32 12.3 49
Global
2
(0.4) (1) 0.0 0
Total 49.6 100 25.3 100
For the year ended 31 December 2024
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
16.8 35 8.6 35
Asia Pacific 6.8 14 1.4 6
EMEA (excluding Switzerland) 7.7 16 3.1 12
Switzerland 15.1 31 11.6 47
Global
3
2.2 5 0.0 0
Total 48.6 100 24.7 100
For the year ended 31 December 2023
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
9.4 34
Asia Pacific 1.7 6
EMEA (excluding Switzerland) 3.3 12
Switzerland 13.3 48
Global 0.0 0
Total 27.7 100
1 Predominantly related to the US.
2 Includes certain revenues in Global Wealth Management that were not allocated to geographical regions.
3 Includes certain revenues in Asset Management and Global Wealth
Management that were not allocated to geographical regions.